Components of net Investment in Direct Financing and Sales-Type Leases (Detail) - USD ($) $ in Thousands		Sep. 30, 2022	Dec. 31, 2021
Leases [Abstract]
Future minimum lease payments receivable		$ 2,545,761	$ 2,558,339
Residual value of containers		47,785	16,532
Less: unearned income		(739,547)	(768,038)
Net investment in finance leases	[1]	1,853,999	1,806,833
Less: Allowance for credit losses		(1,103)	(743)
Net investment in finance leases, net	[2]	1,852,896	1,806,090
Amounts due within one year		131,477	113,048
Amounts due beyond one year		$ 1,721,419	$ 1,693,042

[1]	One major customer represented 80.4% and 85.1% of the Company’s finance leases portfolio as of September 30, 2022 and December 31, 2021, respectively. No other customer represented more than 10% of the Company’s finance leases portfolio in each of those periods.
[2]	As of September 30, 2022 and December 31, 2021, the fair value of net investment in finance leases (including the short-term balance) was approximately $1,729,136 and $1,810,712, respectively, and was measured using Level 2 inputs.